Corporate information - Disclosure of restatement on the consolidated statement of cash flows due to change in presentation of warrants (Details) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax	€ 1,802	€ (287,308)	€ 18,419	€ (55,589)	€ (343,805)	€ 20,963
Other non-cash items				(18,468)	(37)	4,477
Net cash from / (used in) operating activities				(81,507)	(47,329)	2,713
Net increase (decrease) in cash and cash equivalents				€ (100,807)	24,642	€ (30,609)
As previously reported
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax		(289,228)			(345,725)
Other non-cash items					1,883
Net cash from / (used in) operating activities					(47,329)
Net increase (decrease) in cash and cash equivalents					24,642
Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
(Loss) / Profit before tax		€ 1,920			1,920
Other non-cash items					(1,920)
Net cash from / (used in) operating activities					0
Net increase (decrease) in cash and cash equivalents					€ 0